Borrowed Funds	12 Months Ended
Sep. 30, 2011
Borrowed Funds [Abstract]
Borrowed Funds
7.	BORROWED FUNDS

At September 30, 2011 the Company's borrowed funds consisted of FHLB advances and repurchase agreements.  At September 30, 2010, the Company's borrowed funds consisted of FHLB advances, repurchase agreements, and the Debentures.   The Debentures were repaid in April 2011.

FHLB Advances – FHLB advances at September 30, 2011 and 2010 were comprised of the following:

	2011	2010
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,400,000	$2,376,000
Deferred prepayment penalty	(20,995)	(28,261)
Deferred gain on terminated interest rate swaps	457	632
	$2,379,462	$2,348,371

Weighted average contractual interest rate on FHLB advances	3.37%	3.61%
Weighted average effective interest rate on FHLB advances (1)	3.71%	3.96%

(1)
The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

During fiscal year 2010, the Bank prepaid $200.0 million of fixed-rate FHLB advances with a weighted average interest rate of 4.63% and a weighted average remaining term to maturity of approximately one month.  The prepaid FHLB advances were replaced with $200.0 million of fixed-rate FHLB advances with a weighted average contractual interest rate of 3.17% and an average term of 84 months.  The Bank paid an $875 thousand prepayment penalty to the FHLB as a result of prepaying the FHLB advances.  The present value of the cash flows under the terms of the new FHLB advance was not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advances (including the prepayment penalty) and there were no embedded conversion options in the prepaid advances or in the new FHLB advances.  The prepayment penalty effectively increased the interest rate on the new advances seven basis points at the time of the transaction.  The deferred prepayment penalty is being recognized in interest expense over the life of the new FHLB advances.  The benefit of prepaying the advances in fiscal year 2010 was an immediate decrease in interest expense, and a decrease in interest rate sensitivity, as the maturity of the refinanced advances were extended at a lower rate.

The FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with the FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB's lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets without the pre-approval of the FHLB president.  At September 30, 2011, the Bank's ratio of FHLB advances to total assets, as reported to the Bank's regulators, was 26%.

At September 30, 2011, the Bank had access to a line of credit with the FHLB set to expire on November 25, 2011, at which time the line of credit is expected to be renewed automatically by the FHLB for a one year period.  At September 30, 2011, there were no borrowings on the FHLB line of credit.  Any borrowings on the line of credit would be included in total FHLB borrowings in calculating the ratio of FHLB borrowings to total Bank assets, which generally could not exceed 40% of total Bank assets at September 30, 2011.

Other Borrowings – The following summarizes the components of other borrowings as of September 30, 2011 and 2010.  The Debentures were redeemed in April 2011.

	2011		2010
		Weighted		Weighted
		Average		Average
		Contractual		Contractual
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Repurchase agreements	$515,000	4.00%	$615,000	4.03%
Debentures	--	--	53,609	3.28
	$515,000	4.00%	$668,609	3.97%

The Bank has pledged MBS with an estimated fair value of $597.3 million at September 30, 2011 as collateral for the repurchase agreements.

Maturity of Borrowed Funds – At September 30, 2011, the maturities of FHLB advances and repurchase agreements were as follows:

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2012	$350,000	$150,000	$500,000	3.67%	3.67%
2013	525,000	145,000	670,000	3.74	4.00
2014	450,000	100,000	550,000	3.33	3.96
2015	200,000	20,000	220,000	3.50	4.16
2016	275,000	--	275,000	3.86	4.39
Thereafter	600,000	100,000	700,000	3.06	3.08
	$2,400,000	$515,000	$2,915,000	3.48%	3.76%

Of the $350.0 million FHLB advances maturing in fiscal year 2012, $100.0 million is due in the first quarter of fiscal year 2012, $150.0 million is due in the second quarter of fiscal year 2012, and $100.0 million is due in the fourth quarter of fiscal year 2012. All of the $150.0 million of repurchase agreements maturing in fiscal year 2012 is due in the first quarter.